STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS' EQUITY
Schedule of stock purchase warrants activity

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at December 31, 2019	984,362	$44.3
Exercised	(8,230)	$16.9
Expired	(148,968)	$37.5
Outstanding at December 31, 2020	827,164	$45.8
Expired	(209,887)	$71.9
Outstanding at December 31, 2021	617,277	$36.9
Outstanding at December 31, 2022	617,277	$36.9
Exercisable at December 31, 2022	617,277	$36.9